Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.19%	3.94%	5.92%
Initial
Prospectus [Line Items]
Average Annual Return, Percent			10.27%	3.55%	4.69%
Performance Inception Date		Nov. 19, 2009
Service
Prospectus [Line Items]
Average Annual Return, Percent			10.07%	3.31%	4.43%
Performance Inception Date		Nov. 19, 2009

[1]	The Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark consists of the following: Bloomberg US Aggregate Bond Index, 65%; Russell 3000® Index[2], 25%; and MSCI All Country World ex-U.S. Index, 10%.